Financial Instruments - Summary of Timing of Undiscounted Cash Outflows Relating to Financial Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	$ 567.2	$ 704.6
Long-term debt	935.4	740.8
Other financial liabilities	3.1	10.9
Total contractual obligations	1,505.7	1,456.3
Within one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	567.2	704.6
Long-term debt	49.1	198.4
Other financial liabilities	1.1	1.8
Total contractual obligations	617.4	904.8
Later than one year and not later than three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	196.7	541.4
Other financial liabilities	0.3	7.5
Total contractual obligations	197.0	548.9
After 3 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Long-term debt	689.6	1.0
Other financial liabilities	1.7	1.6
Total contractual obligations	$ 691.3	$ 2.6